UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA GROWTH & INCOME FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
JANUARY 31, 2004




[LOGO OF USAA]
   USAA(R)

                        USAA GROWTH &
                              INCOME Fund

                                 [GRAPHIC OF USAA GROWTH & INCOME FUND]

                        S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

   Portfolio of Investments                                                   11

   Notes to Portfolio of Investments                                          20

   Financial Statements                                                       21

   Notes to Financial Statements                                              24

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "
                                        THE UNCERTAINTY ABOUT THE TIMING OF
                                      AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]       OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                        TWO MORE GOOD REASONS TO HAVE USAA
                                          HELPING YOU MANAGE YOUR MONEY.

                                                       "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH & INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital growth and, secondarily, current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of market-leading companies of all market cap sizes in industry sectors with favorable growth prospects.

--------------------------------------------------------------------------------
                                       1/31/04                       7/31/03
--------------------------------------------------------------------------------
Net Assets                          $1,124.5 Million              $932.8 Million
Net Asset Value Per Share                $18.07                        $15.76

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
--------------------------------------------------------------------------------

7/31/03 TO 1/31/04*         1 YEAR            5 YEARS               10 YEARS
    14.89%                  35.03%             2.07%                  9.22%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA
                    GROWTH & INCOME         LIPPER MULTI-CAP          LIPPER MULTI-CAP       RUSSELL 3000
                         FUND              CORE FUNDS AVERAGE         CORE FUNDS INDEX          INDEX
                    ---------------        ------------------         ----------------       ------------
 1/31/1994             $10,000                 $10000                      $10000               $10000
 2/28/1994               9,805                   9873                        9834                 9758
 3/31/1994               9,265                   9450                        9399                 9332
 4/30/1994               9,433                   9519                        9489                 9438
 5/31/1994               9,545                   9587                        9561                 9542
 6/30/1994               9,349                   9324                        9286                 9281
 7/31/1994               9,725                   9557                        9558                 9569
 8/31/1994              10,138                   9982                        9970                 9986
 9/30/1994               9,903                   9797                        9760                 9774
10/31/1994               9,960                   9888                        9868                 9935
11/30/1994               9,590                   9536                        9479                 9573
12/31/1994               9,771                   9630                        9576                 9722
 1/31/1995               9,896                   9733                        9699                 9935
 2/28/1995              10,232                  10107                       10070                10340
 3/31/1995              10,414                  10384                       10349                10597
 4/30/1995              10,752                  10602                       10542                10874
 5/31/1995              11,080                  10902                       10849                11269
 6/30/1995              11,331                  11291                       11212                11595
 7/31/1995              11,699                  11781                       11702                12061
 8/31/1995              11,864                  11879                       11803                12168
 9/30/1995              12,226                  12213                       12145                12639
10/31/1995              12,000                  11981                       11969                12530
11/30/1995              12,619                  12437                       12483                13086
12/31/1995              12,856                  12546                       12660                13300
 1/31/1996              13,152                  12812                       12988                13686
 2/29/1996              13,301                  13081                       13255                13888
 3/31/1996              13,716                  13219                       13428                14027
 4/30/1996              13,865                  13592                       13753                14293
 5/31/1996              14,054                  13881                       14022                14659
 6/30/1996              14,044                  13709                       13872                14612
 7/31/1996              13,416                  12983                       13194                13847
 8/31/1996              13,875                  13424                       13634                14267
 9/30/1996              14,525                  14080                       14324                15043
10/31/1996              14,802                  14227                       14503                15318
11/30/1996              15,787                  15088                       15440                16399
12/31/1996              15,818                  14972                       15252                16201
 1/31/1997              16,471                  15621                       15974                17098
 2/28/1997              16,627                  15552                       15927                17117
 3/31/1997              16,180                  14980                       15339                16342
 4/30/1997              16,669                  15468                       15869                17147
 5/31/1997              17,803                  16565                       16940                18318
 6/30/1997              18,438                  17179                       17579                19080
 7/31/1997              19,680                  18489                       18915                20575
 8/31/1997              19,085                  18058                       18396                19741
 9/30/1997              19,905                  19044                       19407                20860
10/31/1997              19,134                  18321                       18677                20160
11/30/1997              19,691                  18624                       18994                20931
12/31/1997              19,938                  18847                       19259                21351
 1/31/1998              19,742                  18832                       19367                21461
 2/28/1998              21,157                  20221                       20750                22997
 3/31/1998              22,254                  21034                       21723                24136
 4/30/1998              22,407                  21266                       21959                24374
 5/31/1998              21,850                  20643                       21356                23772
 6/30/1998              21,888                  21056                       21955                24576
 7/31/1998              20,663                  20455                       21507                24130
 8/31/1998              17,478                  17147                       18159                20433
 9/30/1998              18,062                  18047                       19020                21827
10/31/1998              19,512                  19414                       20318                23484
11/30/1998              20,695                  20522                       21407                24920
12/31/1998              21,225                  21872                       22859                26504
 1/31/1999              21,807                  22530                       23617                27405
 2/28/1999              21,249                  21661                       22707                26434
 3/31/1999              22,209                  22451                       23424                27404
 4/30/1999              23,807                  23475                       24380                28641
 5/31/1999              23,503                  23233                       24107                28097
 6/30/1999              24,630                  24426                       25289                29516
 7/31/1999              23,871                  23822                       24732                28621
 8/31/1999              23,240                  23337                       24301                28296
 9/30/1999              22,419                  22805                       23695                27573
10/31/1999              23,300                  23901                       24898                29302
11/30/1999              23,397                  24766                       25699                30122
12/31/1999              24,220                  26819                       27606                32044
 1/31/2000              23,298                  25828                       26826                30788
 2/29/2000              22,193                  27047                       27859                31074
 3/31/2000              24,596                  28758                       29645                33508
 4/30/2000              24,572                  27733                       28544                32327
 5/31/2000              24,645                  26979                       27552                31419
 6/30/2000              24,583                  27883                       28714                32349
 7/31/2000              24,108                  27539                       28265                31778
 8/31/2000              25,277                  29556                       30259                34134
 9/30/2000              24,437                  28375                       28869                32589
10/31/2000              24,984                  28195                       28543                32125
11/30/2000              24,139                  26030                       26113                29164
12/31/2000              24,945                  27049                       26684                29654
 1/31/2001              25,568                  27811                       27606                30668
 2/28/2001              24,409                  25874                       25120                27866
 3/31/2001              23,374                  24395                       23630                26050
 4/30/2001              25,071                  26155                       25545                28139
 5/31/2001              25,146                  26508                       25760                28365
 6/30/2001              24,491                  25998                       25317                27842
 7/31/2001              24,616                  25622                       24808                27383
 8/31/2001              23,128                  24385                       23402                25766
 9/30/2001              21,261                  22015                       21003                23493
10/31/2001              21,512                  22593                       21574                24040
11/30/2001              23,140                  24265                       23268                25891
12/31/2001              23,416                  24818                       23813                26256
 1/31/2002              23,041                  24448                       23286                25927
 2/28/2002              22,781                  24014                       22866                25397
 3/31/2002              23,457                  25078                       23791                26510
 4/30/2002              22,289                  24177                       22780                25119
 5/31/2002              22,107                  23915                       22593                24828
 6/30/2002              20,512                  22112                       20823                23041
 7/31/2002              19,018                  20318                       19181                21209
 8/31/2002              19,083                  20442                       19302                21309
 9/30/2002              17,173                  18572                       17527                19070
10/31/2002              18,343                  19685                       18637                20589
11/30/2002              19,656                  20897                       19772                21835
12/31/2002              18,435                  19803                       18636                20600
 1/31/2003              17,889                  19382                       18321                20096
 2/28/2003              17,583                  18982                       18005                19766
 3/31/2003              17,681                  19072                       18063                19974
 4/30/2003              18,987                  20597                       19468                21605
 5/31/2003              20,147                  22016                       20784                22909
 6/30/2003              20,533                  22306                       21095                23218
 7/31/2003              21,026                  22788                       21502                23751
 8/31/2003              21,480                  23455                       22164                24277
 9/30/2003              21,169                  23130                       21869                24013
10/31/2003              22,558                  24535                       23171                25467
11/30/2003              22,892                  24990                       23533                25817
12/31/2003              23,822                  25897                       24471                26998
 1/31/2004              24,156                  26453                       25046                27561

                                   [END CHART]

                 DATA FROM 1/31/94 THROUGH 1/31/04.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

                 o The Russell 3000(R) Index measures the performance of the
                   3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                 o The Lipper Multi-Cap Core Funds Average, an average of all multi-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA
   Wellington Management Company, LLP

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six-month period ended January 31, 2004, the USAA Growth & Income Fund had a total return of 14.89%. This compares to a return of 16.05% for the benchmark Russell 3000 Index, 15.72% for the Lipper Multi-Cap Core Funds Average, and 16.48% for the Lipper Multi-Cap Core Funds Index.

HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD?

                 Low interest rates, tax cuts, a stabilizing employment picture, and a weakening dollar provided a boost to the U.S. economy and, in turn, investor confidence. Evidence of the positive mood in the markets was the fact that all 10 sectors of the Russell 3000 Index turned in positive returns for the period.

                 While the recovery was broad-based by industry, there was a notable divergence in the performance of companies depending on market capitalization. With the sharp change in risk perception, investors chased the stocks of companies that had the most financial and operating leverage. In this environment, there was nearly an inverse relationship between company size and returns, with the smallest stocks performing best and the mega-cap stocks turning in the worst performance.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

                 Stock selection within the consumer discretionary, industrials, and financials sectors restrained the Fund's returns relative to its

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 benchmark. The largest detractors on an absolute basis were Interactive Corporation, which declined on market fears of its ability to execute potential acquisitions, and Wyeth, which suffered from ongoing litigation over its diet drug. The Fund eliminated its position in Interactive Corporation, but has maintained its holding in Wyeth based on its drug pipeline and attractive relative valuation.

WHAT WERE THE BIGGEST AREAS OF STRENGTH FOR THE FUND?

                 Stock selection within the consumer staples and health care sectors contributed positively to performance, as did an overweight position in technology, the market's best-performing sector. Two of the Fund's top absolute performers, Intel Corp. and International Rectifier Corp., rose sharply due to an increase in semiconductor demand.

HOW IS THE FUND POSITIONED MOVING FORWARD?

                 Looking into 2004, we believe the backdrop for the economy and U.S. equity markets is positive. Taxes and inflation are low; fiscal stimulus is high; and business and consumer confidence appear to be growing. In this environment, the Fund's investment posture has a cyclical bias. The largest overweight positions as of February 1, 2004, were in capital goods, media, materials, and technology hardware. The largest underweight positions were in telecommunications services, utilities, and banks.

                 We thank you, the Fund's shareholders, for the opportunity to invest on your behalf. We look forward to continuing to earn your trust.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-19.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
             TOP 10 EQUITY HOLDINGS
                (% of Net Assets)
----------------------------------------------

Microsoft Corp.                           3.4%

Citigroup, Inc.                           3.3%

Pfizer, Inc.                              3.1%

General Electric Co.                      2.6%

American International Group, Inc.        2.4%

Bank of America Corp.                     2.0%

Exxon Mobil Corp.                         1.9%

PepsiCo, Inc.                             1.7%

Time Warner, Inc.                         1.7%

Merrill Lynch & Co., Inc.                 1.6%
----------------------------------------------

----------------------------------------------
               TOP 10 INDUSTRIES*
               (% of Net Assets)
----------------------------------------------

Pharmaceuticals                           7.6%

Communications Equipment                  4.5%

Industrial Conglomerates                  4.4%

Semiconductors                            3.6%

Diversified Banks                         3.5%

Aerospace & Defense                       3.4%

Systems Software                          3.4%

Other Diversified Financial Services      3.3%

Integrated Oil & Gas                      3.1%

Computer Hardware                         3.0%
----------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-19.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                  MARKET
    NUMBER                                                         VALUE
 OF SHARES   SECURITY                                              (000)
------------------------------------------------------------------------
             COMMON STOCKS (98.8%)

             ADVERTISING (1.3%)
   196,600   Lamar Advertising Co.*                             $  7,565
    82,900   Omnicom Group, Inc.                                   6,831
                                                                --------
                                                                  14,396
                                                                --------
             AEROSPACE & DEFENSE (3.4%)
    99,700   General Dynamics Corp.                                9,116
   222,300   Lockheed Martin Corp.                                10,808
   147,600   Precision Castparts Corp.                             6,906
   114,700   United Technologies Corp.                            10,958
                                                                --------
                                                                  37,788
                                                                --------
             AIR FREIGHT & LOGISTICS (1.0%)
   145,200   EGL, Inc.*                                            2,330
   131,000   FedEx Corp.                                           8,814
                                                                --------
                                                                  11,144
                                                                --------
             ALUMINUM (0.9%)
   301,000   Alcoa, Inc.                                          10,288
                                                                --------
             APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
    45,700   Coach, Inc.*                                          1,619
    91,900   Columbia Sportswear Co.*                              4,883
   116,100   Liz Claiborne, Inc.                                   4,153
                                                                --------
                                                                  10,655
                                                                --------
             APPAREL RETAIL (1.6%)
   125,000   Chico's FAS, Inc.*(a)                                 4,605
   435,800   Gap, Inc.(a)                                          8,097
   249,750   Pacific Sunwear of California, Inc.*                  5,727
                                                                --------
                                                                  18,429
                                                                --------
             APPLICATION SOFTWARE (0.4%)
   113,000   Cadence Design Systems, Inc.*(a)                      1,873
    41,400   Manhattan Associates, Inc.*                           1,163
   131,300   Siebel Systems, Inc.*                                 1,750
                                                                --------
                                                                   4,786
                                                                --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                  MARKET
    NUMBER                                                         VALUE
 OF SHARES   SECURITY                                              (000)
------------------------------------------------------------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   184,600   Federated Investors, Inc. "B"                      $  5,702
    90,900   Legg Mason, Inc.                                      8,049
                                                                --------
                                                                  13,751
                                                                --------
             AUTO PARTS & EQUIPMENT (0.6%)
   229,900   Delphi Corp.                                          2,432
    62,800   Lear Corp.                                            4,124
                                                                --------
                                                                   6,556
                                                                --------
             BIOTECHNOLOGY (1.3%)
   244,200   Albany Molecular Research, Inc.*(a)                   3,678
   132,100   Biogen Idec, Inc.*                                    5,652
    96,000   Genzyme Corp.*                                        5,266
                                                                --------
                                                                  14,596
                                                                --------
             BROADCASTING & CABLE TV (1.8%)
   384,200   Comcast Corp. "A"*                                   12,659
   205,400   EchoStar Communications Corp. "A"*                    7,497
                                                                --------
                                                                  20,156
                                                                --------
             BUILDING PRODUCTS (0.5%)
   202,800   Masco Corp.                                           5,407
                                                                --------
             CASINOS & GAMING (0.3%)
    94,000   International Game Technology, Inc.                   3,521
                                                                --------
             COMMUNICATIONS EQUIPMENT (4.5%)
    89,900   Andrew Corp.*                                         1,541
   338,800   Brocade Communications Systems, Inc.*                 2,172
   563,600   Cisco Systems, Inc.*                                 14,451
    93,100   Comverse Technology, Inc.*                            1,638
   895,200   Corning, Inc.*                                       11,566
   423,000   Motorola, Inc.                                        7,013
   367,800   Polycom, Inc.*                                        8,706
   177,100   Tekelec, Inc.*                                        3,604
                                                                --------
                                                                  50,691
                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                  MARKET
    NUMBER                                                         VALUE
 OF SHARES   SECURITY                                              (000)
------------------------------------------------------------------------
             COMPUTER HARDWARE (3.0%)
   180,700   Dell, Inc.*                                        $  6,048
   557,000   Hewlett-Packard Co.                                  13,251
   148,700   IBM Corp.                                            14,756
                                                                --------
                                                                  34,055
                                                                --------
             COMPUTER STORAGE & PERIPHERALS (0.5%)
   302,000   EMC Corp.*                                            4,240
   158,800   Western Digital Corp.*                                1,625
                                                                --------
                                                                   5,865
                                                                --------
             CONSUMER FINANCE (0.5%)
   116,300   American Express Co.                                  6,029
                                                                --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
    59,600   CheckFree Corp.*                                      1,871
   195,500   First Data Corp.                                      7,656
   304,400   SunGard Data Systems, Inc.*                           9,476
                                                                --------
                                                                  19,003
                                                                --------
             DEPARTMENT STORES (0.4%)
    92,300   Federated Department Stores, Inc.                     4,382
                                                                --------
             DISTILLERS & VINTNERS (0.3%)
   105,700   Constellation Brands, Inc. "A"*                       3,545
                                                                --------
             DIVERSIFIED BANKS (3.5%)
   273,304   Bank of America Corp.                                22,263
   330,900   Bank One Corp.                                       16,747
                                                                --------
                                                                  39,010
                                                                --------
             DIVERSIFIED CHEMICALS (0.7%)
   186,500   Du Pont (E.I.) De Nemours & Co.                       8,187
                                                                --------
             DIVERSIFIED COMMERCIAL SERVICES (0.9%)
   121,600   ARAMARK Corp. "B"                                     3,201
    88,600   ChoicePoint, Inc.*                                    3,411
    52,000   ITT Educational Services, Inc.*                       2,879
    13,100   University of Phoenix Online*                         1,024
                                                                --------
                                                                  10,515
                                                                --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                  MARKET
    NUMBER                                                         VALUE
 OF SHARES   SECURITY                                              (000)
------------------------------------------------------------------------
             ELECTRIC UTILITIES (0.7%)
    71,500   Black Hills Corp.                                  $  2,131
    90,100   Exelon Corp.                                          6,035
                                                                --------
                                                                   8,166
                                                                --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
   399,100   American Power Conversion Corp.                       9,894
                                                                --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
   136,000   Waters Corp.*(a)                                      5,156
                                                                --------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
   193,500   Sanmina-SCI Corp.*                                    2,537
                                                                --------
             EXCHANGE-TRADED FUND (1.0%)
   109,300   MidCap SPDR Trust Series 1(a)                        11,754
                                                                --------
             GENERAL MERCHANDISE STORES (0.3%)
    79,600   Target Corp.                                          3,022
                                                                --------
             HEALTH CARE DISTRIBUTORS (0.7%)
   120,500   Cardinal Health, Inc.                                 7,725
                                                                --------
             HEALTH CARE EQUIPMENT (0.8%)
   123,500   Diagnostic Products Corp.                             5,984
    42,000   Guidant Corp.                                         2,683
    30,700   Viasys Healthcare, Inc.*                                729
                                                                --------
                                                                   9,396
                                                                --------
             HEALTH CARE FACILITIES (0.5%)
    39,200   Odyssey Healthcare, Inc.*                             1,159
   117,300   Triad Hospitals, Inc.*                                4,205
                                                                --------
                                                                   5,364
                                                                --------
             HEALTH CARE SERVICES (1.4%)
    94,300   Caremark Rx, Inc.*                                    2,523
   103,200   Dendrite International, Inc.*                         1,753
   176,400   IMS Health, Inc.                                      4,539

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                  MARKET
    NUMBER                                                         VALUE
 OF SHARES   SECURITY                                              (000)
------------------------------------------------------------------------
    28,490   Laboratory Corp. of America Holdings*              $  1,216
   166,500   Medco Health Solutions, Inc.*                         6,136
                                                                --------
                                                                  16,167
                                                                --------
             HEALTH CARE SUPPLIES (1.4%)
    83,300   Cooper Companies, Inc.                                4,032
   107,700   Edwards Lifesciences Corp.*                           3,751
   166,800   Fisher Scientific International, Inc.*(a)             7,448
                                                                --------
                                                                  15,231
                                                                --------
             HOME IMPROVEMENT RETAIL (1.3%)
   278,500   Lowe's Companies, Inc.                               14,914
                                                                --------
             HOMEBUILDING (0.6%)
   241,100   D.R. Horton, Inc.                                     6,775
                                                                --------
             HOUSEHOLD PRODUCTS (0.9%)
    95,100   Procter & Gamble Co.                                  9,613
                                                                --------
             HYPERMARKETS & SUPER CENTERS (1.5%)
   315,200   Wal-Mart Stores, Inc.                                16,973
                                                                --------
             INDUSTRIAL CONGLOMERATES (4.4%)
   103,700   3M Co.                                                8,202
   865,300   General Electric Co.                                 29,100
   469,200   Tyco International Ltd.                              12,551
                                                                --------
                                                                  49,853
                                                                --------
             INSURANCE BROKERS (1.4%)
   236,900   Arthur J. Gallagher & Co.(a)                          7,410
   168,700   Marsh & McLennan Companies, Inc.                      7,917
                                                                --------
                                                                  15,327
                                                                --------
             INTEGRATED OIL & GAS (3.1%)
   149,300   ChevronTexaco Corp.                                  12,892
   528,900   Exxon Mobil Corp.                                    21,574
                                                                --------
                                                                  34,466
                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                  MARKET
    NUMBER                                                         VALUE
 OF SHARES   SECURITY                                              (000)
------------------------------------------------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
   295,700   Verizon Communications, Inc.                       $ 10,899
                                                                --------
             INVESTMENT BANKING & BROKERAGE (3.0%)
   359,600   E-Trade Group, Inc.*                                  5,031
   100,700   Goldman Sachs Group, Inc.                            10,025
   315,400   Merrill Lynch & Co., Inc.                            18,542
                                                                --------
                                                                  33,598
                                                                --------
             IT CONSULTING & OTHER SERVICES (0.6%)
   278,400   Accenture Ltd. "A" (Bermuda)*                         6,590
                                                                --------
             MANAGED HEALTH CARE (1.4%)
    75,300   Anthem, Inc.*                                         6,158
   184,800   Health Net, Inc.*                                     6,154
    69,200   Oxford Health Plans, Inc.                             3,335
                                                                --------
                                                                  15,647
                                                                --------
             METAL & GLASS CONTAINERS (1.3%)
   659,800   Pactiv Corp.*                                        14,311
                                                                --------
             MOVIES & ENTERTAINMENT (1.7%)
 1,113,800   Time Warner, Inc.*                                   19,569
                                                                --------
             MULTI-LINE INSURANCE (2.4%)
   381,500   American International Group, Inc.                   26,495
                                                                --------
             MULTI-UTILITIES & UNREGULATED POWER (0.1%)
    64,800   El Paso Corp.                                           551
                                                                --------
             OIL & GAS DRILLING (0.3%)
    97,600   Noble Corp.*                                          3,621
                                                                --------
             OIL & GAS EQUIPMENT & SERVICES (1.2%)
   212,600   Schlumberger Ltd. (Netherlands)                      13,007
                                                                --------
             OIL & GAS EXPLORATION & PRODUCTION (1.6%)
   244,200   Apache Corp.                                          9,397
   521,100   Chesapeake Energy Corp.(a)                            6,493
   109,400   Swift Energy Co.*                                     1,824
                                                                --------
                                                                  17,714
                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                  MARKET
    NUMBER                                                         VALUE
 OF SHARES   SECURITY                                              (000)
------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.3%)
   739,874   Citigroup, Inc.                                    $ 36,609
                                                                --------
             PACKAGED FOODS & MEAT (0.3%)
   155,900   Hain Celestial Group, Inc.*                           3,525
                                                                --------
             PAPER PRODUCTS (0.7%)
   198,700   International Paper Co.                               8,399
                                                                --------
             PERSONAL PRODUCTS (1.2%)
   357,200   Gillette Co.                                         12,948
                                                                --------
             PHARMACEUTICALS (7.6%)
   366,800   Abbott Laboratories                                  15,802
   136,500   Biovail Corp. (Canada)*(a)                            3,026
   195,400   Eli Lilly & Co.                                      13,295
   217,400   King Pharmaceuticals, Inc.*                           3,626
   950,300   Pfizer, Inc.                                         34,810
   360,900   Wyeth                                                14,779
                                                                --------
                                                                  85,338
                                                                --------
             PROPERTY & CASUALTY INSURANCE (1.2%)
    72,600   Ambac Financial Group, Inc.                           5,428
   445,000   Travelers Property Casualty Corp. "B"                 8,055
                                                                --------
                                                                  13,483
                                                                --------
             PUBLISHING (0.5%)
    71,700   Gannett Co., Inc.                                     6,145
                                                                --------
             RAILROADS (1.5%)
    273,700  CSX Corp.                                             8,638
    380,300  Norfolk Southern Corp.                                8,481
                                                                --------
                                                                  17,119
                                                                --------
             REGIONAL BANKS (0.2%)
    47,700   Bank Hawaii Corp.                                     2,089
                                                                --------
             RESTAURANTS (0.1%)
    45,100   Krispy Kreme Doughnuts, Inc.*(a)                      1,607
                                                                --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                  MARKET
    NUMBER                                                         VALUE
 OF SHARES   SECURITY                                              (000)
------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.8%)
   262,700   Applied Materials, Inc.*                         $    5,716
    31,900   Cabot Microelectronics Corp.*(a)                      1,448
    56,100   Novellus Systems, Inc.*                               1,911
                                                              ----------
                                                                   9,075
                                                              ----------
             SEMICONDUCTORS (3.6%)
   106,700   Analog Devices, Inc.                                  5,106
   135,000   Fairchild Semiconductor International, Inc. "A"*      3,307
   542,200   Intel Corp.                                          16,591
   155,000   International Rectifier Corp.*                        7,843
   238,300   Texas Instruments, Inc.                               7,471
                                                              ----------
                                                                  40,318
                                                              ----------
             SOFT DRINKS (2.0%)
   169,500   Coca-Cola Enterprises, Inc.                           3,882
   395,600   PepsiCo, Inc.                                        18,696
                                                              ----------
                                                                  22,578
                                                              ----------
             SPECIALTY STORES (2.6%)
   332,100   Michaels Stores, Inc.                                14,868
   159,700   O'Reilly Automotive, Inc.*(a)                         6,144
   342,300   PETsMART, Inc.                                        8,034
                                                              ----------
                                                                  29,046
                                                              ----------
             SYSTEMS SOFTWARE (3.4%)
 1,393,800   Microsoft Corp.                                      38,539
                                                              ----------
             TECHNOLOGY DISTRIBUTORS (0.6%)
    42,100   CDW Corp.                                             2,860
   232,400   Ingram Micro, Inc. "A"*                               3,881
                                                              ----------
                                                                   6,741
                                                              ----------
             THRIFTS & MORTGAGE FINANCE (0.7%)
    88,766   Countrywide Financial Corp.                           7,416
                                                              ----------
             TOBACCO (1.1%)
   229,200   Altria Group, Inc.                                   12,741
                                                              ----------
             Total common stocks (cost: $898,805)              1,110,806
                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                  MARKET
    NUMBER                                                         VALUE
 OF SHARES   SECURITY                                              (000)
------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (4.8%)

             MONEY MARKET FUNDS (3.5%)
 8,815,282   AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 0.99%(b,d)                          $    8,815
14,489,134   Merrill Lynch Premier Institutional Fund,
               1.03%(b,d)                                         14,489
    57,771   SSgA Money Market Fund, 0.72%(b)                         58
16,089,726   SSgA Prime Money Market Fund, 0.91%(b)               16,090
                                                              ----------
                                                                  39,452
                                                              ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
             REPURCHASE AGREEMENTS (1.3%)
  $  5,000   Banc One Capital Markets, Inc., 1.03%, acquired
               on 1/30/2004 and due 2/02/2004 at $5,000
               (collateralized by $4,936 of Fannie Mae
               Mortgage Pass-Through Securities, 5.00%, due
               4/25/2016; market value of $5,102)(c,d)             5,000
    10,000   Morgan Stanley & Co., Inc., 1.01%, acquired on
               1/30/2004 and due 2/02/2004 at $10,000
               (collateralized by $76,560 of Freddie Mac
               Discount Notes, 7.00%(e), due 2/04/2033;
               market value of $10,200)(c,d)                      10,000
                                                              ----------
                                                                  15,000
                                                              ----------
             Total money market instruments (cost: $54,452)       54,452
                                                              ----------
             TOTAL INVESTMENTS (COST: $953,257)               $1,165,258
                                                              ==========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         SPDR - Standard and Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2004.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (d) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

           * Non-income-producing security for the 12 months preceding January 31, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on
      loan of $36,962) (identified cost of $953,257)                            $1,165,258
   Cash                                                                                357
   Receivables:
      Capital shares sold                                                              905
      Dividends and interest                                                           842
      Securities sold                                                               34,341
      Other                                                                              4
                                                                                ----------
         Total assets                                                            1,201,707
                                                                                ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              38,305
      Securities purchased                                                          37,740
      Capital shares redeemed                                                          518
   Accrued management fees                                                             505
   Accrued transfer agent's fees                                                         5
   Other accrued expenses and payables                                                 127
                                                                                ----------
         Total liabilities                                                          77,200
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,124,507
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $  918,330
   Overdistribution of net investment income                                          (149)
   Accumulated net realized loss on investments                                     (5,675)
   Net unrealized appreciation of investments                                      212,001
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,124,507
                                                                                ==========
   Capital shares outstanding                                                       62,243
                                                                                ==========
   Authorized shares of $.01 par value                                             110,000
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    18.07
                                                                                ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                      $  6,405
   Interest                                                                             80
   Securities lending                                                                   20
                                                                                  --------
      Total income                                                                   6,505
                                                                                  --------
EXPENSES
   Management fees                                                                   2,885
   Administrative and servicing fees                                                   768
   Transfer agent's fees                                                             1,177
   Custodian's fees                                                                    108
   Postage                                                                              95
   Shareholder reporting fees                                                           97
   Directors' fees                                                                       2
   Registration fees                                                                    25
   Professional fees                                                                    29
   Other                                                                                 7
                                                                                  --------
      Total expenses                                                                 5,193
   Expenses paid indirectly                                                            (87)
                                                                                  --------
      Net expenses                                                                   5,106
                                                                                  --------
NET INVESTMENT INCOME                                                                1,399
                                                                                  --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                26,978
   Change in net unrealized appreciation/depreciation                              113,102
                                                                                  --------
      Net realized and unrealized gain                                             140,080
                                                                                  --------
Increase in net assets resulting from operations                                  $141,479
                                                                                  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                                  1/31/2004             7/31/2003
                                                             ------------------------------------
FROM OPERATIONS
   Net investment income                                     $        1,399           $     3,060
   Net realized gain (loss) on investments                           26,978               (31,956)
   Change in net unrealized appreciation/depreciation
      of investments                                                113,102               116,105
                                                             ------------------------------------
      Increase in net assets resulting
         from operations                                            141,479                87,209
                                                             ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (2,016)               (2,825)
   Net realized gains                                                     -               (19,071)
                                                             ------------------------------------
   Distributions to shareholders                                     (2,016)              (21,896)
                                                             ------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        101,528               101,315
   Reinvested dividends                                               1,938                21,279
   Cost of shares redeemed                                          (51,203)             (106,113)
                                                             ------------------------------------
      Increase in net assets from
         capital share transactions                                  52,263                16,481
                                                             ------------------------------------
Net increase in net assets                                          191,726                81,794

NET ASSETS
   Beginning of period                                              932,781               850,987
                                                             ------------------------------------
   End of period                                             $    1,124,507           $   932,781
                                                             ====================================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                             $         (149)          $       468
                                                             ====================================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        5,972                 7,081
   Shares issued for dividends reinvested                               116                 1,503
   Shares redeemed                                                   (3,025)               (7,528)
                                                             ------------------------------------
      Increase in shares outstanding                                  3,063                 1,056
                                                             ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund). The Fund's investment objectives are capital growth and secondarily current income.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                    been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government- sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                 maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2004, realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                 accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $87,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

         CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $12,447,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $415,894,000 and $361,120,000, respectively.

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $222,036,000 and $10,035,000, respectively, resulting in net unrealized depreciation of $212,001,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2004, the Fund did not have any open currency contracts.

30

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $36,962,000 and received cash collateral of $38,305,000 for the loans. Of this amount $38,304,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Core Funds category. The base fee is

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                 accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
================================================================================
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $2,885,000, which is net of a performance adjustment of $(188,000).

32

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $768,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,177,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                             PERIOD ENDED
                                              JANUARY 31,                    YEAR ENDED JULY 31,
                                             ----------------------------------------------------------------------------
                                                   2004          2003        2002          2001          2000        1999
                                             ----------------------------------------------------------------------------
Net asset value at beginning of period       $    15.76      $  14.64    $  19.69    $    19.79    $    20.43  $    18.88
                                             ----------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                           .02           .05         .10           .16           .16         .16
    Net realized and unrealized
      gain (loss)                                  2.32          1.45       (4.47)          .25             -        2.46
                                             ----------------------------------------------------------------------------
Total from investment operations                   2.34          1.50       (4.37)          .41           .16        2.62
                                             ----------------------------------------------------------------------------
Less distributions:
    From net investment income                     (.03)         (.05)       (.10)         (.16)         (.16)       (.16)
    From realized capital gains                       -          (.33)       (.58)         (.35)         (.64)       (.91)
                                             ----------------------------------------------------------------------------
Total distributions                                (.03)         (.38)       (.68)         (.51)         (.80)      (1.07)
                                             ----------------------------------------------------------------------------
Net asset value at end of period             $    18.07      $  15.76    $  14.64    $    19.69    $    19.79  $    20.43
                                             =============================================================================
Total return (%)*                                 14.89         10.56      (22.74)         2.11           .99       15.53
Net assets at end of period (000)            $1,124,507      $932,781    $850,987    $1,116,680    $1,098,474  $1,136,339
Ratio of expenses to
    average net assets (%)**                       1.01(a,b)     1.09(b)     1.05(b)        .89(b)        .90         .89
Ratio of net investment
    income to average
    net assets (%)**                                .27(a)        .37         .57           .82           .78         .85
Portfolio turnover (%)                            36.06         66.01       73.52         28.95         22.90       24.53

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2004, average net assets were $1,019,367,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                   (.01)%        (.02)%         -             -           N/A         N/A

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

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

               ADMINISTRATOR,   USAA Investment Management Company
          INVESTMENT ADVISER,   P.O. Box 659453
                 UNDERWRITER,   San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITOR    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

--------------------------------------------------------------------------------

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                                     INSURANCE o MEMBER SERVICES

23432-0304                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.